Note 21 - Deferred Income Tax	12 Months Ended
Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Note 21 - Deferred Income Tax

21           Deferred income tax

Deferred income taxes are calculated in full on temporary differences under the liability method using the tax rate of each country.

The evolution of deferred tax assets and liabilities during the year is as follows:

Deferred tax liabilities

(all amounts in thousands of U.S. dollars)	Fixed assets	Inventories	Intangible assets and other	Total
At the beginning of the year	702,415	15,255	125,793	843,463
Translation differences	(461)	-	(2,059)	(2,520)
Decrease due to sale of subsidiaries (*)	(637)	-	-	(637)
Charged to other comprehensive income	-	-	4,061	4,061
Income statement charge / (credit)	(31,487)	12,253	(23,449)	(42,683)
At December 31, 2021	669,830	27,508	104,346	801,684

(all amounts in thousands of U.S. dollars)	Fixed assets	Inventories	Intangible assets and other	Total
At the beginning of the year	651,339	19,396	118,062	788,797
Translation differences	1,644	-	253	1,897
Increase due to business combinations (**)	89,306	-	43,397	132,703
Charged to other comprehensive income	-	-	(1,194)	(1,194)
Income statement (credit)	(39,874)	(4,141)	(34,725)	(78,740)
At December 31, 2020	702,415	15,255	125,793	843,463

Deferred tax assets

(all amounts in thousands of U.S. dollars)	Provisions and allowances	Inventories	Tax losses	Other	Total
At the beginning of the year	(21,208)	(85,937)	(480,149)	(206,958)	(794,252)
Translation differences	506	606	80	1,195	2,387
Decrease due to sale of subsidiaries (*)	-	93	-	11	104
Charged to other comprehensive income	-	-	-	2,587	2,587
Income statement charge / (credit)	(4,381)	201	(5,694)	26,538	16,664
At December 31, 2021	(25,083)	(85,037)	(485,763)	(176,627)	(772,510)

(all amounts in thousands of U.S. dollars)	Provisions and allowances	Inventories	Tax losses	Other	Total
At the beginning of the year	(19,653)	(93,404)	(382,832)	(181,606)	(677,495)
Translation differences	1,804	513	1,996	644	4,957
Increase due to business combinations (**)	(7,452)	(24,580)	(33,598)	(34,974)	(100,604)
Charged to other comprehensive income	-	-	-	(1,952)	(1,952)
Income statement charge / (credit)	4,093	31,534	(65,715)	10,930	(19,158)
At December 31, 2020	(21,208)	(85,937)	(480,149)	(206,958)	(794,252)

(*)	Related to Geneva sale. See note 6 to these Consolidated Financial Statements.
(**)	Related to IPSCO acquisition. See note 33 to these Consolidated Financial Statements.

Deferred tax assets related to taxable losses of Tenaris subsidiaries are recognized to the extent it is considered probable that future taxable profits will be available, against which such losses can be utilized in the foreseeable future. This amount includes $461 million related to U.S. subsidiaries mainly due to the recognition of accelerated fiscal depreciations, as well as the amounts related to the acquisition of IPSCO in 2020. The remaining balance mainly corresponds to Tenaris’s Canadian, Colombian and Saudi Arabian subsidiaries. These subsidiaries have incurred in fiscal losses in the past one or two years. Tenaris has concluded that these deferred tax assets will be recoverable based on the business plans and budgets.

Approximately 100% of the recognized tax losses have an expiration date in more than 5 years or do not expire.

As of December 31, 2021, the net unrecognized deferred tax assets amounted to $173.3 million. Unrecognized tax losses with expiration dates in less than 1 year, between 2 and 5 years and more than 5 years or without expiration date are approximately 2.1%, 27.8% and 70.1% respectively.

The estimated analysis of recovery of deferred tax assets and settlement of deferred tax liabilities is as follows:

(all amounts in thousands of U.S. dollars)	Year ended December 31,
	2021	2020
Deferred tax assets to be recovered after 12 months	(611,552)	(640,603)
Deferred tax liabilities to be settled after 12 months	782,128	840,892

Deferred income tax assets and liabilities are offset when (1) there is a legally enforceable right to set-off current tax assets against current tax liabilities and (2) when the deferred income taxes relate to the same fiscal authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis. The following amounts, determined after appropriate set-off, are shown in the Consolidated Statement of Financial Position:

(all amounts in thousands of U.S. dollars)	Year ended December 31,
	2021	2020
Deferred tax assets	(245,547)	(205,590)
Deferred tax liabilities	274,721	254,801
	29,174	49,211

The movement in the net deferred income tax liability account is as follows:

(all amounts in thousands of U.S. dollars)	Year ended December 31,
	2021	2020
At the beginning of the year	49,211	111,302
Translation differences	(133)	6,854
Increase due to business combinations	-	32,099
Decrease due to sale of subsidiaries	(533)	-
Charged to other comprehensive income	6,648	(3,146)
Income statement (credit)	(26,019)	(97,898)
At the end of the year	29,174	49,211